Convertible Loans (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Loans [Abstract]
Schedule of Convertible Notes

The assumptions used to value the convertible notes were as follows:

For the year ended December 31, 2024
Time to maturity	0.50 year -1.00 year
Historical volatility of the company’s share prices	54.3%-71%
Risk-free interest rate	4.78%-5.33%
Discount rate	5.48%-6.15%